Other receivables, net (Tables)	6 Months Ended
Jun. 30, 2025
Receivables [Abstract]
Schedule of other receivables, net

	June 30, 2025	December 31, 2024
	(Unaudited)
Receivables from sales of short-term investment	$1,888,662	$1,888,662
Others	158,478	147,952
Total other receivables	2,047,140	2,036,614
Allowance for credit losses	(1,888,662)	(1,888,662)
Total other receivables, net	$158,478	$147,952